Commitments and Contingencies (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Feb. 28, 2010	Jul. 31, 2010	Sep. 30, 2011	Dec. 31, 2014
Commitment And Contingencies [Line Items]
Lease expense		$ 90,086	$ 87,161	$ 45,885
Net lease termination charge	10,197		10,197
Purchase commitments		157,105						128,900
Outstanding letters of credit		6,428
Indiana Stimulus Project [Member]
Commitment And Contingencies [Line Items]
Project funding by government grant					25,100
Project funding by Company					6,285
Capital expenditures					31,425
Reimbursed expenses		96
Reimbursed capital expenditures		23,786
Pre-existing network assets		4,400
Anoka Stimulus Project [Member]
Commitment And Contingencies [Line Items]
Project funding by government grant						13,383
Project funding by Company						5,735
Capital expenditures						19,117
Reimbursed expenses		121
Reimbursed capital expenditures		11,646
GigE Plus Availability Coalition [Member]
Commitment And Contingencies [Line Items]
Capital expenditures		476
Estimated cost of project							30,032
Maximum company contribution to project							3,111
Percentage ownership of project and assets							30.00%
Lease Termination [Member]
Commitment And Contingencies [Line Items]
Charge for lease termination costs			10,360
Benefit related to release of associated rent escalation accrual			163
Net lease termination charge			10,197
Remaining lease obligation	10,073	8,053	10,073
Expected sublease benefit on lease termination	$ 2,952	$ 2,254	$ 2,952